Financial Instrument Risk Management - Past Due and Impaired Mortgages and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 168,785	$ 152,785
Mortgages:
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,428	16,225
Mortgages: | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,494	16,295
Mortgages: | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66	70
Mortgages: | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,402	16,148
Mortgages: | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages: | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	92	147
Mortgages: | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66	70
Loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,518	31,997
Loans | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,567	32,044
Loans | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49	47
Loans | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,486	31,911
Loans | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81	133
Loans | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49	47
Total
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,946	48,222
Total | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,061	48,339
Total | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	115	117
Total | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,888	48,059
Total | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Total | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	173	280
Total | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 115	$ 117